Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Disclosure of goodwill and tradenames acquired through business combinations
Goodwill acquired through business combinations and tradenames have been allocated to the following CGUs:

	2024	2023

Mid-Atlantic Business Unit:
Goodwill	$164,768	$164,768
Tradenames	13,980	13,980
Florida Business Unit:
Goodwill	$56,794	$56,794
Total goodwill and tradenames	$235,542	$235,542

Key assumptions used in value-in-use calculations
The following tables list the assumptions used in each year’s value-in-use calculations:

	2024	2023
Five-year compound annual growth rate - sales volumes
Florida Business Unit	6.4%	5.9%
Mid-Atlantic Business Unit	5.2%	4.1%

Five-year compound annual growth rate - selling prices
Florida Business Unit	1.7%	2.3%
Mid-Atlantic Business Unit	2.8%	2.4%

Long-term growth rate
Florida Business Unit	2.4%	2.4%
Mid-Atlantic Business Unit	2.4%	2.4%
13. Goodwill (continued)